Label	Element	Value
Guardian Select Mid Cap Core VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GUARDIAN VARIABLE PRODUCTS TRUST
Guardian Integrated Research VIP Fund

Guardian Select Mid Cap Core VIP Fund

Supplement dated October 25, 2021
to the Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2021, as supplemented

The Board of Trustees (the “Board”) of Guardian Variable Products Trust recently approved a reduction in the management fees for Guardian Integrated Research VIP Fund and Guardian Select Mid Cap Core VIP Fund. Additionally, the Board approved a reduction in the expense limit for Guardian Integrated Research VIP Fund. These reductions are effective October 25, 2021.

Accordingly, effective October 25, 2021, the following changes are made to the Prospectus and SAI, as applicable:

Risk/Return [Heading]	rr_RiskReturnHeading	Guardian Select Mid Cap Core VIP Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The “Fees and Expenses of the Fund” section and “Annual Fund Operating Expenses” sub-section on page 29 of the Prospectus with respect to Guardian Select Mid Cap Core VIP Fund is revised by replacing the table and footnotes in their entirety with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2022
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimates for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The “Example” section on page 29 of the Prospectus with respect to Guardian Select Mid Cap Core VIP Fund is revised by replacing the table in its entirety with the following:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Guardian Select Mid Cap Core VIP Fund | Guardian Select Mid Cap Core VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 284

[1]	Restated to reflect current management fees.
[2]	Other expenses are based on estimates for the current fiscal year.
[3]	Park Avenue Institutional Advisers LLC, the Fund's investment manager (the “Manager”), has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees.